Property, Plant and Equipment, Net	6 Months Ended
Mar. 31, 2024
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant, and equipment as of March 31, 2024 and September 30, 2023 consisted of the following:

	March 31, 2024	September 30, 2023
Buildings	$2,944,016	$2,913,471
Machinery and equipment	9,785,992	9,631,702
Transportation vehicles	1,024,220	1,013,593
Office equipment	645,236	611,129
Total property, plant, and equipment, at cost	14,399,464	14,169,895
Less: accumulated depreciation	(9,260,222)	(8,814,898)
Property, plant, and equipment, net	$5,139,242	$5,354,997

Depreciation expense was $353,586 and $374,321 for the six months ended March 31, 2024 and 2023, respectively. The Company had no impairment and disposal of property, plant and equipment for the six months ended March 31, 2024 and 2023.

As of March 31, 2024 and September 30, 2023, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 11.